Income from operations - Audit fees (Detail Parenthetical) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Audit fees [Line items]
Audit-related fees	€ 1.5	€ 2.3	€ 4.9
Netherlands [Member]
Audit fees [Line items]
Audit-related fees	€ 9.2